Corporate information - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Mar. 31, 2022 T	May 31, 2021	Dec. 31, 2024 airline destination aircraft country flight
Parent company information [line items]
Number of daily scheduled flights | flight			401
Number of airline destinations | destination			82
Number of airline destination countries | country			32
Number of international airline destinations (more than) | destination			180
Commercial alliance renewed		five years
Number of operated aircrafts			112
Aircraft useful life			10 years 1 month 6 days
Boeing 737-800
Parent company information [line items]
Number of operated aircrafts			67
Boeing 737-700
Parent company information [line items]
Number of operated aircrafts			9
Boeing 737-800 BCF
Parent company information [line items]
Number of operated aircrafts			1
Capacity per aircraft | T	21.70
Boeing 737-MAX 9 aircraft
Parent company information [line items]
Number of operated aircrafts			32
Boeing 737 Max 8 Aircraft
Parent company information [line items]
Number of operated aircrafts			3
ConnectMiles | Star Alliance Airlines
Parent company information [line items]
Number of destinations | destination			1,200
ConnectMiles | Star Alliance Airlines | Bottom of range
Parent company information [line items]
Number of airlines | airline			25